Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,598,506
Prepaid expenses	446,855
Total current assets	2,045,361
Investments held in Trust Account	345,027,247
Deferred offering costs		15,000
Total Assets	347,072,608	15,000
Current liabilities:
Accounts payable	721,484
Accrued expenses	3,225,538	400
Franchise tax payable	148,395
Total current liabilities	4,095,417	400
Derivative warrant liabilities	36,931,330
Deferred underwriting commissions	12,075,000
Total liabilities	53,101,747	400
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.00 per share	345,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 500,000,000 shares authorized
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020	863	863	[1],[2]
Additional paid-in capital		24,137
Accumulated deficit	(51,030,002)	(10,400)
Total stockholders' equity (deficit)	(51,029,139)	14,600
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 347,072,608	$ 15,000

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. (see Note 4, 6 and 7)
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4)